Consolidated Statements of Comprehensive Income	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Net income	$ 86,114,280	¥ 597,891,461	¥ 526,301,347	¥ 463,885,911
Other comprehensive income, net of tax
Change in foreign currency translation adjustment	2,771,433	19,242,060	4,884,837	6,426,044
Fair value fluctuation of available-for-sale investment (Note 4)	(678,401)	(4,710,140)	718,414	2,620,351
Fair value fluctuation of available-for-sale investment held by affiliates	246,206	1,709,411
Other comprehensive income	2,339,238	16,241,331	5,603,251	9,046,395
Comprehensive income	88,453,518	614,132,792	531,904,598	472,932,306
Less: comprehensive income attributable to non-controlling interest	(5,859,686)	(40,683,799)	(9,520,184)	17,331,172
Less: Loss attributable to redeemable non-controlling interest of a subsidiary	(768,498)	(5,335,678)
Comprehensive income attributable to Noah Holdings Limited shareholders	$ 95,081,702	¥ 660,152,269	¥ 541,424,782	¥ 455,601,134